UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2024

Rule One Fund

ITEM 1.(a).  Reports to Stockholders.

Rule One Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 Rule One Fund ticker: RULRX

This semi-annual shareholder report contains important information about the Rule One Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.ruleoneinvesting.com. You can also contact us at (833) 785-3663. Distributed by Foreside Fund Services, LLC.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rule One Fund	$ 141.47	2.74%

What did the Fund invest in?

(% of Net Assets as of June 30, 2024 )

Sector Breakdown
Portfolio Composition
COMMON STOCKS	64.13%
MONEY MARKET FUND	11.85%
OPTIONS PURCHASED	7.25%
EXCHANGE TRADED FUND	4.02%
SECURITIES SOLD SHORT	- 0.34%
OPTIONS WRITTEN	- 1.83%

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.ruleoneinvesting.com .

Key Fund Statistics

(as of June 30, 2024 )

Net Assets (Millions)	$ 198.33
Number of Holdings	28
Portfolio Turnover Rate	43.63%

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

RULE ONE FUND

VOL .5
RYD .1
CIGB 0
UNI 0
BCM 0
SBC .3
SBC .7

RULRX

FINANCIAL STATEMENTS

For the Six Months Ended

June 30, 2024 (unaudited)

(833) RULE-ONE
ruleonefund.com

8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

RULE ONE FUND

Schedule of InvestmentsJune 30, 2024 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS

		Shares	Value
64.13%	COMMON STOCKS

28.40%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A	61,000	$11,111,150
	Netflix, Inc.(A)	67,000	45,216,960
			56,328,110

5.66%	CONSUMER DISCRETIONARY
	Lowe’s Companies, Inc.	2,500	551,150
	Sturm Ruger & Co., Inc.	213,347	8,885,903
	Ulta Beauty, Inc.(A)	4,600	1,775,002
			11,212,055

6.58%	CONSUMER STAPLES
	Sprouts Farmers Market, Inc.(A)	155,000	12,967,300
	Tyson Foods, Inc. - Class A	1,500	85,710
			13,053,010

8.28%	ENERGY
	Occidental Petroleum Corp.	260,500	16,419,315

10.31%	FINANCIALS
	Bank OZK	456,269	18,707,029
	PayPal Holdings, Inc.(A)	30,000	1,740,900
			20,447,929

4.90%	REAL ESTATE
	Howard Hughes Holdings, Inc.(A)	150,000	9,723,000

64.13%	TOTAL COMMON STOCKS		127,183,419
	(Cost: $87,459,664)

4.02%	EXCHANGE TRADED FUND
	VanEck Gold Miners ETF	234,900	7,970,157
	(Cost: $8,163,528)

11.85%	MONEY MARKET FUND
	Federated Government Obligations Fund - Institutional Class 5.18%(B)	23,505,691	23,505,691
	(Cost: $23,505,691)

RULE ONE FUND

Schedule of Options PurchasedJune 30, 2024 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS

7.25%	OPTIONS PURCHASED(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
5.71%	CALL OPTIONS
	Alphabet, Inc. - Class A	840	$15,300,600	$50.00	12/19/2025	$11,340,000
	(Cost: $7,222,852)					11,340,000

1.54%	PUT OPTIONS
	Invesco QQQ Trust	1,000	47,911,000	349.78	06/18/2026	1,000,000
	Invesco QQQ Trust	2,248	107,703,928	279.78	06/20/2025	350,688
	S&P 500 Index	125	68,256,000	4,000.00	06/18/2026	987,500
	S&P 500 Index	284	155,077,632	3,350.00	06/20/2025	541,020
	The Boeing Co.	50	910,050	150.00	07/19/2024	167,250
	(Cost: $7,007,168)					3,046,458

7.25%	TOTAL OPTIONS PURCHASED					14,386,458
	(Cost: $14,230,020)

87.25%	TOTAL INVESTMENTS					173,045,725
	(Cost: $133,358,903)
12.75%	Other assets, net of liabilities					25,280,867
100.00%	NET ASSETS					$198,326,592

SECURITIES SOLD SHORT(A)

		Shares	Value
(0.34%)	COMMON STOCKS
	Tyson Foods, Inc. - Class A	(1,500)	$(85,710)
	Sprouts Farmers Market, Inc.	(7,000)	(585,620)

(0.34%)	TOTAL SECURITIES SOLD SHORT		$(671,330)
	(Proceeds received: $527,703)

(A)Non-income producing

(B)Effective 7 day yield as of June 30, 2024

RULE ONE FUND

Schedule of Options WrittenJune 30, 2024 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS

(1.83%)	OPTIONS WRITTEN(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(1.82%)	CALL OPTIONS
	Alphabet, Inc. - Class A	170	$(3,096,550)	$185.00	12/20/2024	$(247,350)
	Bank OZK	325	(1,332,500)	45.00	11/15/2024	(50,525)
	Bank OZK	75	(307,500)	47.50	11/15/2024	(7,330)
	Lowe’s Companies, Inc.	100	(2,204,600)	225.00	07/12/2024	(14,179)
	Netflix, Inc.	230	(15,522,240)	640.00	06/20/2025	(2,954,350)
	Occidental Petroleum	650	(4,096,950)	64.00	07/05/2024	(16,900)
	Occidental Petroleum	330	(2,079,990)	63.00	07/12/2024	(32,670)
	PayPal Holdings, Inc.	300	(1,740,900)	60.00	07/05/2024	(5,100)
	Sprouts Farmers Markets, Inc.	275	(2,300,650)	80.00	07/19/2024	(122,375)
	Sturm Ruger & Co., Inc.	1,514	(6,305,810)	45.00	08/16/2024	(105,980)
	Ulta Beauty, Inc.	46	(1,775,002)	395.00	07/05/2024	(4,250)
	VanEck Gold Miners ETF	2,349	(7,970,157)	35.50	07/12/2024	(46,980)
	(Premiums received: $1,726,442)					(3,607,989)

(0.01%)	PUT OPTIONS
	CBRE Group, Inc.	250	(2,227,750)	82.50	07/19/2024	(6,750)
	Tesla Inc.	110	(2,176,680)	182.50	07/05/2024	(9,570)
	The Boeing Co.	50	(910,050)	155.00	07/19/2024	(650)
	(Premiums received: $42,970)					(16,970)

(1.83%)	TOTAL OPTIONS WRITTEN					$(3,624,959)
	(Premiums received: $1,769,412)

(A)Non-income producing

(B)Effective 7 day yield as of June 30, 2024

RULE ONE FUND

Statement of Assets and LiabilitiesJune 30, 2024 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS

ASSETS
Investments at value(1) (Note 1)	$173,045,725
Cash at brokers	29,728,200
Receivable for capital stock sold	1,332
Dividends and interest receivable	330,829
Prepaid expenses	67,809
TOTAL ASSETS	203,173,895

LIABILITIES
Securities sold short, at value(2) (Note 1)	671,330
Options written, at value(3) (Note 1)	3,624,959
Due to broker for borrowings	173,723
Payable for capital stock purchased	16,254
Interest payable	59,982
Accrued advisory fees	268,823
Accrued administration, transfer agent and accounting fees	28,480
Other accrued expenses	3,752
TOTAL LIABILITIES	4,847,303
NET ASSETS	$198,326,592

Net Assets Consist of:
Paid-in-capital	$158,415,874
Distributable earnings (accumulated losses)	39,910,718
Net Assets	$198,326,592

NET ASSET VALUE PER SHARE
Net Assets	$198,326,592
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	15,019,727
Net Asset Value and Redemption Price Per Share	$13.20

(1) Identified cost of:	$133,358,903
(2) Proceeds received of:	$527,703
(3) Premiums received of:	$1,769,412

See Notes to Financial Statements

FINANCIAL STATEMENTS

RULE ONE FUND

Statement of OperationsSix months ended June 30, 2024 (unaudited)

INVESTMENT INCOME
Dividend	$561,371
Interest	1,979,476
Total investment income	2,540,847

EXPENSES
Investment advisory fees (Note 2)	1,603,095
Recordkeeping and administrative services (Note 2)	78,305
Accounting fees	48,242
Custody fees	8,103
Transfer agent fees (Note 2)	44,671
Professional fees	26,572
Filing and registration fees	21,972
Trustee fees	6,317
Compliance fees	4,788
Shareholder servicing and reports	24,343
Insurance	2,180
Dividend expense	1,470
Interest expense	680,213
Margin deficit interest	22,116
Other	12,484
Total expenses	2,584,871
Management fee waivers (Note 2)	(4,508)
Net Expenses	2,580,363
Net investment income (loss)	(39,516)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	3,038,714
Net realized gain (loss) on options purchased	1,176,143
Net realized gain (loss) on options written	2,216,646

Net realized gain (loss) on investments, options purchased and options written	6,431,503
Net change in unrealized appreciation (depreciation) on investments	8,960,113
Net change in unrealized appreciation (depreciation) on options purchased	926,876
Net change in unrealized appreciation (depreciation) on options written	(1,605,265)
Net change in unrealized appreciation (depreciation) on options short positions	(137,632)
Net change in unrealized appreciation (depreciation) on investments, options purchased, options written and short positions	8,144,092
Net realized and unrealized gain (loss)	14,575,595
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$14,536,079

RULE ONE FUND

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS

	Six months ended June 30, 2024 (unaudited)	Year ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(39,516)	$1,180,024
Net realized gain (loss) on investments, options purchased, options written and short positions	6,431,503	7,090,742
Net change in unrealized appreciation (depreciation) of investments, options purchased, options written and short positions	8,144,092	21,943,995
Increase (decrease) in net assets from operations	14,536,079	30,214,761

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	—	(1,314,851)
Decrease in net assets from distributions	—	(1,314,851)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	12,365,904	18,759,871
Distributions reinvested	81	1,304,076
Shares redeemed	(8,573,941)	(17,323,590)
Increase (decrease) in net assets from capital stock transactions	3,792,044	2,740,357

NET ASSETS
Increase (decrease) during period	18,328,123	31,640,267
Beginning of period	179,998,469	148,358,202
End of period	$198,326,592	$179,998,469

See Notes to Financial Statements

FINANCIAL STATEMENTS

RULE ONE FUND

Statement of Cash FlowsSix Months ended June 30, 2024 (unaudited)

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$14,536,079
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(70,844,672)
Proceeds from disposition of investment securities	60,094,930
Purchase options	(2,121,791)
Proceeds from disposition of options purchased	4,068,180
Premiums received from options written	4,745,681
Payments to close options written	(1,777,017)
Proceeds from short sales	453,073
Sale (Purchase) of short term securities, net	7,815,284
Decrease (increase) in dividends and interest receivable	(31,424)
Decrease (increase) in prepaid assets	(44,241)
Increase (decrease) in due to broker	(4,895,005)
Increase (decrease) in interest expense payable	5,227
Increase (decrease) in accrued advisory fees	28,506
Increase (decrease) in other accrued expense	550
Net Unrealized depreciation (appreciation) on investments, options purchased, options written and short positions	(8,144,092)
Net realized (gain) loss on investments, options purchased, options written and short positions	(6,431,503)
Net cash used in operating activities	(2,542,235)
Cash flows from financing activities:
Proceeds from shares sold	12,841,817
Payments on shares redeemed	(8,557,687)
Cash distributions paid	(5,925)
Net cash provided by financing activities	4,278,205
Net increase (decrease) in cash	1,735,970
Cash:
Beginning balance	27,992,230
Ending balance	$29,728,200

Supplemental Disclosure of Cash Flow Information
Cash financing activities not included herein consist of: Interest paid	$697,102
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$81

RULE ONE FUND

Financial Highlights

See Notes to Financial Statements

FINANCIAL STATEMENTS

Net asset value, beginning of period
Investment activities
Net investment income (loss)(3)
Net realized and unrealized gain (loss) on investments
Total from investment activities
Distributions
Net investment income
Net realized gain
Total distributions
Net asset value, end of period
Total Return(5)
Ratios/Supplemental Data
Ratios to average net assets(6)
Expenses, gross(7)(8)
Expenses, net of waiver(9)
Net investment income (loss)
Portfolio turnover rate(5)
Net assets, end of period (000’s)

(1)Commencement of operations.

(2)On August 25, 2020, the Board of Trustees approved a change to the Fund’s fiscal year end to December 31.

(3) Per share amounts calculated using the average shares outstanding during the period.

(4)Less than $0.005 per share.

(5)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(6)Ratios to average net assets have been annualized for periods less than one year.

(7)Gross expense ratio reflects the effect of interest and dividend expenses, which are excluded from the Fund’s expense limitation agreement.

(8)Ratio of total expenses before management fee waivers and reimbursements, excluding interest and dividend expenses, would have been: 1.99% for the six months ended June 30, 2024; 2.02% for the year ended December 31, 2023, 2.02% for year ended December 31, 2022, 2.01% for the year ended December 31, 2021, 2.08% for the period April 1, 2020 to December 31, 2020 and 2.22% for the period June 3, 2019 to March 31, 2020.

(9)Ratio of total expenses net of management fee waivers and reimbursements, excluding interest and dividend expenses, would have been: 1.99% for the six months ended June 30, 2024; 1.99% for the year ended December 31, 2023, 1.99% for the year ended December 31, 2022, 1.99% for the year ended December 31, 2021, 1.99% for the period April 1, 2020 to December 31, 2020 and 1.99% for the period June 3, 2019 to March 31, 2020.

See Notes to Financial Statements

FINANCIAL STATEMENTS

RULE ONE FUND

Selected Per Share Data Throughout Each Period

For the Six months ended June 30, 2024 (unaudited)	For the years ended December 31,			Period April 1, 2020 to December 31, 2020(2)	Period June 3, 2019(1) to March 31, 2020
	2023	2022	2021
$12.23	$10.18	$11.64	$11.07	$8.88	$10.00

— (4)	0.08	(0.04)	(0.11)	(0.05)	(0.03)
0.97	2.06	(0.99)	1.53	2.42	(1.09)
0.97	2.14	(1.03)	1.42	2.37	(1.12)

—	(0.09)	—	—	—	—
—	—	(0.43)	(0.85)	(0.18)	—
—	(0.09)	(0.43)	(0.85)	(0.18)	—
$13.20	$12.23	$10.18	$11.64	$11.07	$8.88
7.93%	21.02%	(8.84%)	12.87%	26.74%	(11.20%)

2.74%	2.28%	2.05%	2.03%	2.15%	2.30%
2.74%	2.25%	2.02%	2.01%	2.06%	2.08%
(0.04%)	0.76%	(0.36%)	(0.93%)	(0.72%)	(0.40%)
43.63%	100.92%	47.30%	61.92%	32.99%	61.35%
$198,327	$179,998	$148,358	$157,403	$109,267	$63,094

RULE ONE FUND

Notes to Financial StatementsJune 30, 2024 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2024

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Rule One Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified open-end management company. The Fund commenced operations on June 3, 2019. On August 25, 2020, the Board of Trustees of the Trust (the “Board”) approved a change in the Fund’s fiscal year end from March 31 to December 31.

The investment objective of the Fund is to seek long-term capital appreciation with less volatility than the broad equity market.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. Securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board. Short-term debt securities (less than 60 days to maturity) are valued at their current market prices. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Rule One Partners, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is

RULE ONE FUND

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2024

substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

In accordance with GAAP, “fair value” is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

RULE ONE FUND

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$127,183,419	$—	$—	$127,183,419
Exchange Traded Fund	7,970,157	—	—	7,970,157
Money Market Fund	23,505,691	—	—	23,505,691
Call Options Purchased	11,340,000	—	—	11,340,000
Put Options Purchased	3,046,458	—	—	3,046,458
	$173,045,725	$—	$—	$173,045,725
Liabilities
Securities Sold Short	$(671,330)	$—	$—	$(671,330)
Call Options Written	(3,607,989)	—	—	(3,607,989)
Put Options Written	(16,970)	—	—	(16,970)
	$(4,296,289)	$—	$—	$(4,296,289)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and sector.

The Fund held no Level 3 securities during the six months ended June 30, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

RULE ONE FUND

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2024

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2024, there were no such reclassifications.

Derivatives

The Fund utilizes derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The

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FINANCIAL STATEMENTS | JUNE 30, 2024

market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Fund is subject to the requirements of Rule 18f-4 under the 1940 Act and has adopted policies and procedures to manage risks concerning their use of derivatives.

The following are the derivatives held by the Fund on June 30, 2024:

Derivative	Value of Asset Derivatives
Call Options Purchased	$11,340,000
Put Options Purchased	3,046,458
	$14,386,458	*

	Value of Liability Derivatives
Call Options Written	$(3,607,989)
Put Options Written	(16,970)
	$(3,624,959	)**

*Statements of Assets and Liabilities location: Investments at value.

**Statements of Assets and Liabilities location: Options written, at value.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended June 30, 2024 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Call Options Purchased	$1,205,771	$2,848,709
Put Options Purchased	(29,628)	(1,921,833)
	$1,176,143	$926,876

Call Options Written	$645,744	$(1,350,231)
Put Options Written	1,570,902	(255,034)
	$2,216,646	$(1,605,265)

*Statement of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) on options purchased and options written, respectively.

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FINANCIAL STATEMENTS | JUNE 30, 2024

The derivative instruments outstanding as June 30, 2024 disclosed above, and their effect on the Statement of Operations for six months ended June 30, 2024, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the six months ended June 30, 2024:

Average notional value of:
Options as Purchased	$296,444,596
Options as Written	(51,417,881)

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security to/from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Purchased option contracts – When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

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FINANCIAL STATEMENTS | JUNE 30, 2024

If a closing purchase or sale transaction is used to terminate the Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

Short Sales

The Fund may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. As of June 30, 2024, the value of securities sold short against collateral for the Fund was as follows:

Securities Sold Short	Collateral of Cash and Securities	Segregated Cash of Collateral	Securities Held as Collateral
$671,330	$27,728,200	$27,728,200	$—

The collateral includes deposits with brokers for options written and securities sold short. For the six months ended June 30, 2024, the margin interest fees and short debit fees associated with such transactions were $702,329.

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FINANCIAL STATEMENTS | JUNE 30, 2024

NOTE 2 –

INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment advisory services for an annual fee of 1.70% of the daily net assets of the Fund.

The Advisor earned and waived management fees for the six months ended June 30, 2024 as follows:

Management Fee Earned	Management Fee Waived
$ 1,603,095	$ 4,508

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.99% of the average daily net assets of the Fund. This agreement is in effect until May 1, 2025. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amounts of recoverable waivers and reimbursements as of June 30, 2024 are as follows:

Recoverable Waivers and Reimbursements and Expiration Date
2024	2025	2026	2027	Total
$28,329	$46,093	$48,077	$4,508	$127,007

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, fund accountant, transfer and dividend disbursing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For it’s services, fees to CFS are computed daily and paid monthly. For the six months ended June 30, 2024, the following fees were paid by the Fund to CFS:

Administration	Transfer Agent	Fund Accounting
$77,040	$44,551	$45,896

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

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FINANCIAL STATEMENTS | JUNE 30, 2024

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended June 30, 2024, were as follows:

Purchases	Sales
$70,844,672	$56,520,762

The above amounts do not include the following:

Payments to purchase options	$2,121,791
Proceeds from disposition of options purchased	4,068,180
Premiums received from options written	4,745,681
Payments to close options written	1,777,017
Proceeds from short sales	453,073

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Distribution classifications may differ from the Statement of Changes in Net Assets as a result of the treatment of short capital gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended June 30, 2024 and the year ended December 31, 2023 were as follows:

	Six Months ended June 30, 2024	Year ended December 31, 2023
Distributions paid from:
Ordinary income	$—	$1,180,024
Realized gains	—	134,827
	$—	$1,314,851

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FINANCIAL STATEMENTS | JUNE 30, 2024

As of June 30, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated net investment income	$(39,516)
Accumulated net realized gain (loss) on investments	2,262,586
Net unrealized appreciation (depreciation) on investments	37,687,648
$39,910,718

Cost of securities for Federal Income tax purposes, inclusive of premiums received from options written, and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$131,061,788	$45,561,067	$(7,873,419)	$37,687,648

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Six Months ended June 30, 2024	Year ended December 31, 2023
Shares sold	982,137	1,604,012
Shares reinvested	7	106,555
Shares redeemed	(674,593)	(1,578,628)
Net increase (decrease)	307,551	131,939

NOTE 6 – RISKS AND BORROWINGS

The Fund engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender

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FINANCIAL STATEMENTS | JUNE 30, 2024

and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with Interactive Brokers. The interest rate charged for these borrowings is a blended rate based on the tier of the margin balance. During the six months ended June 30, 2024, the interest was as follows:

Outstanding average daily balance	Weighted average interest rate	Maximum amount outstanding	Outstanding balance as of 6/30/2024	Interest Expense
$22,082,455	6.19%	$40,441,655	$279,431	$680,213

NOTE 7 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2024, 28.40% of the value of the net assets of the Fund were invested in securities within the Communications Services sector.

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FINANCIAL STATEMENTS | JUNE 30, 2024

NOTE 8 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 9 – SUBSEQUENT EVENTS

On August 15, 2024, a special meeting of the shareholders of the Fund was held for the purpose of electing trustees to the Trust. Because the meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. The shareholders of the Trust as a whole elected David J. Urban, Mary Lou H. Ivey and Laura V. Morrison as trustees to the Trust.

Total Outstanding Shares:	195,946,387
Total Shares Voted:	129,095,648
Voted For:	119,063,076
Voted Against:	—
Abstained:	10,032,572

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued, and except as noted above, has noted no additional items require disclosure.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees in the Statement of Operations.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

ADVISORY AGREEMENT RENEWAL

At a meeting held on February 21-22, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (“Rule One Advisory Agreement”) between Rule One Partners, LLC (“Rule One”) and the Trust with respect to the Rule One Fund (the “Fund”). The Trust’s legal counsel (“Counsel”) discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Rule One Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Rule One; (ii) the investment performance of the Rule One Fund; (iii) the costs of the services provided and profits realized by Rule One from its relationship with the Rule One Fund; (iv) the extent to which economies of scale would be realized if the Rule One Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Rule One Fund’s investors; and (v) Rule One’s practices regarding possible conflicts of interest and benefits derived by Rule One.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the Rule One Fund, including information presented to the Board in Rule One’s presentation earlier in the Meeting, as well as prior presentations by Rule One’s staff and Trust management at other meetings of the Board, including information regarding expense limitation arrangements and the manner in which the Rule One Fund is managed. The Board requested and was provided with information and reports relevant to the approval of the continuation of the Rule One Advisory Agreement, including: (i) reports regarding the services and support provided to the Rule One Fund and its shareholders by Rule One; (ii) quarterly assessments of the investment performance of the Rule One Fund from Rule One; (iii) periodic commentary on the reasons for the performance; (iv) presentations by Rule One’s management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Rule One Fund; (v) compliance and audit reports concerning the Rule One Fund and Rule One; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Rule One; and (vii) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Rule One Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Rule One, including financial information, a description of personnel and the services provided to the Rule One Fund, information on investment advice, performance, summaries of the Rule One Fund’s expenses, information on Rule One’s compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Rule One Fund; (iii) the anticipated effect of size on the Rule One Fund’s performance and expenses; and (iv) benefits realized by Rule One from its relationship with the Rule One Fund. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the continuation of the Rule One Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the Rule One Advisory Agreement, the Trustees considered numerous factors, including:

(1)       The nature, extent, and quality of the services provided by Rule One.

In this regard, the Board considered the responsibilities of Rule One under the Rule One Advisory Agreement. The Board reviewed the services provided by Rule One to the Rule One Fund including, without limitation, the investment strategies and techniques used in managing the Fund; the investment decision-making process and sources of information relied upon by Rule One in providing portfolio management services to the Fund; the process for assuring compliance with the Fund’s investment objectives and limitations; and the efforts of Rule One to promote the Rule One Fund and grow assets. The Board considered: Rule One’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance program, policies and procedures. After reviewing the foregoing and further information from Rule One, the Board concluded that the nature, extent and quality of the services provided by Rule One was satisfactory and adequate for the Rule One Fund.

(2)       Investment performance of the Rule One Fund and Rule One.

In this regard, the Board noted that Rule One manages a hedge fund with investment objectives similar to the Rule One Fund. The Trustees considered that the hedge fund slightly underperformed the Rule One Fund in 2023. The Trustees took note of Rule One’s discussion of differences in how the hedge fund is managed relative to the management of the Rule One Fund, noting that the hedge fund has no restrictions on investment assets and can invest in real estate, limited partnerships and commodities, which are not investment options for the Fund. The Trustees considered Rule One’s representation that the main reason for the difference in the Fund’s performance compared to the hedge fund’s performance is that the Fund was more active with options trades and had a larger percentage of assets in Netflix in 2023. The Trustees considered that Rule One previously managed separately managed accounts (“SMAs”) with a similar investment objective as the Fund which were rolled into the Fund upon the commencement of the Fund’s operations and that, as such, no performance as to SMAs comparable to the Rule One Fund existed. The Board noted that peers for the Rule One Fund were selected by Broadridge from the Morningstar Options Trading Category. The Board noted that the Rule One Fund outperformed its category median, peer group median and benchmark index for the 1-year period ended December 31, 2023, and outperformed its category median and peer group median but underperformed its benchmark index for the 3-year period ended December 31, 2023. The Board considered that the Rule One Fund did not have returns for the 5-year period. Based on the foregoing, the Board concluded that the investment performance of the Rule One Fund was satisfactory.

(3)	The costs of the services provided and profits realized by Rule One from the relationship with the Rule One Fund.

In this regard, the Board considered Rule One’s staffing, personnel, and methods of operating; the financial condition of Rule One; the current and expected asset levels of the Rule One Fund; the advisory fee and overall expenses of the Rule One Fund and the nature and frequency of advisory fee payments; and certain contractual fee limitation arrangements that Rule One has in place for the Rule One Fund. The Board also considered potential benefits for Rule One in managing the Rule One Fund. The Board compared the fees and expenses of the Rule One Fund (including the advisory fee) to other funds in its Morningstar peer group and category. The Trustees considered that the Rule One Fund’s net and gross expense ratios are higher than the median expense ratios of funds in its Morningstar peer group and category, but within the range of such funds expense ratios. The Board noted that Rule One has contractually agreed to limit the Rule One Fund’s annual operating expenses to 1.99% of average daily net assets until at least May 1, 2025. The Board also noted that the gross advisory fee payable to Rule One under the Rule One Advisory Agreement is higher than the median advisory fee of its peer group and category. The Trustees considered that Rule One receives a fee of 20% of the profits of a hedge fund it manages with similar investment objectives as the Rule One Fund, although with a different investment strategy. The Trustees also considered information provided on the profitability of the Rule One Fund to Rule One, noting that the Fund is profitable to Rule One. The Board determined that the advisory fees were within an acceptable range in light of the services rendered by Rule One. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the profitability of and the fees paid to Rule One were fair and reasonable.

(4)	The extent to which economies of scale would be realized as the Rule One Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Rule One Fund’s fee arrangements with Rule One. The Board determined that although the management fee would stay the same as asset levels increased, the shareholders of the Rule One Fund would benefit from the expense limitation arrangement in place for the Rule One Fund. Following further discussion of the Rule One Fund’s current asset levels, expectations for growth, and levels of fees, the Board determined that the Rule One Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services to be provided by Rule One.

(5)       Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Rule One Fund; the basis of decisions to buy or sell securities for the Rule One Fund; the method for allocating portfolio securities transactions in advising the Rule One Fund and the hedge fund advised by Rule One; the substance and administration of Rule One’s Code of Ethics and other relevant policies described in Rule One’s Form ADV. The Board considered that Rule One indicated that rolling the SMAs managed by Rule One into the Rule One Fund resulted in some operating efficiencies at Rule One and that Rule One may derive some benefits from managing a publicly offered mutual fund. The Trustees noted that Rule One Investing, LLC is co-owned by Rule One’s managing partner, and they considered possible conflicts of interest as concerns his role as a teacher at Rule One Investing, LLC. Following further consideration and discussion, the Board indicated that Rule One’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Rule One from managing the Rule One Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the Rule One Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Board approved the Rule One Advisory Agreement for a one-year period.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934: Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 9, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 9, 2024

* Print the name and title of each signing officer under his or her signature.